UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08527

            AllianceBernstein International Premier Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein International Premier Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2004 (unaudited)

Company                                                  Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS - 100.2%

Australia - 1.5%
Publishing & Broadcasting, Ltd.                          20,860    $    228,127
Rinker Group, Ltd.                                      160,560       1,042,970
                                                                   ------------
                                                                      1,271,097
                                                                   ------------
France - 8.3%
BNP Paribas, SA                                          16,800       1,146,900
Essilor International, SA                                13,682         930,436
LVMH Moet Hennessy Louis Vuitton, SA                      6,155         422,924
Sanofi-Aventis                                           12,562         918,344
Schneider Electric, SA                                    8,864         589,280
Total, SA                                                14,900       3,108,004
                                                                   ------------
                                                                      7,115,888
                                                                   ------------
Germany - 5.6%
Altana AG                                                 7,463         379,107
Porsche AG pfd                                            2,000       1,278,730
SAP AG                                                   18,199       3,107,181
                                                                   ------------
                                                                      4,765,018
                                                                   ------------
Hong Kong - 2.0%
Esprit Holdings, Ltd.                                   326,000       1,742,566
                                                                   ------------

India - 1.7%
Housing Development Finance Corp., Ltd.                  38,222         540,786
Infosys Technologies, Ltd.                               12,000         503,384
Reliance Industries, Ltd.                                35,052         409,066
                                                                   ------------
                                                                      1,453,236
                                                                   ------------
Ireland - 2.9%
Allied Irish Banks Plc                                   33,638         588,275
CRH Plc                                                  79,902       1,910,157
                                                                   ------------
                                                                      2,498,432
                                                                   ------------
Israel - 1.6%
Teva Pharmaceutical Industries, Ltd. (ADR)               54,200       1,409,200
                                                                   ------------

Italy - 2.1%
Alleanza Assicurazioni S.p.A                             20,290         239,981
ENI S.p.A                                                69,246       1,583,333
                                                                   ------------
                                                                      1,823,314
                                                                   ------------

Company                                                  Shares    U.S. $ Value
--------------------------------------------------------------------------------
Japan - 20.2%
Aeon Credit Service Co., Ltd.                            13,900    $    912,035
Canon, Inc.                                              40,400       1,995,762
Daikin Industries, Ltd.                                  20,400         496,672
Denso Corp.                                              78,000       1,865,231
Eisai Co., Ltd.                                          41,400       1,192,128
Honda Motor Co., Ltd.                                    21,600       1,048,737
Hoya Corp.                                               24,500       2,516,026
Keyence Corp.                                             4,100         923,592
Matsushita Electric Industrial Co., Ltd.                 31,000         449,231
Mitsubishi Corp.                                        166,000       1,833,144
Mitsubishi Tokyo Financial Group, Inc.                      124       1,050,714
Nitto Denko Corp.                                        18,400         873,069
Ricoh Co., Ltd.                                          80,000       1,492,556
Sumitomo Mitsui Financial Group, Inc.                       100         650,314
                                                                   ------------
                                                                     17,299,211
                                                                   ------------
Mexico - 2.5%
America Movil SA de CV Series L (ADR)                    49,000       2,156,000
                                                                   ------------

Netherlands - 2.2%
ASML Holding NV (a)                                      31,315         447,334
ING Groep NV                                             53,100       1,413,364
                                                                   ------------
                                                                      1,860,698
                                                                   ------------
South Korea - 2.1%
Samsung Electronics Co., Ltd.                             4,500       1,767,835
                                                                   ------------

Spain - 4.1%
Banco Bilbao Vizcaya Argentaria, SA                     105,000       1,653,691
Gestevision Telecinco, SA (a)                            22,074         421,321
Industria de Diseno Textil, SA (Inditex)                 57,788       1,467,700
                                                                   ------------
                                                                      3,542,712
                                                                   ------------
Sweden -  2.7%
LM Ericsson AB (a)                                      804,129       2,337,123
                                                                   ------------

Switzerland -  11.5%
Alcon, Inc.                                              16,400       1,167,680
Nobel Biocare Holding AG                                  5,824         952,205
Novartis AG                                              60,942       2,918,555
Roche Holding AG                                         25,912       2,650,735
UBS AG                                                   29,662       2,146,167
                                                                   ------------
                                                                      9,835,342
                                                                   ------------

Company                                                  Shares    U.S. $ Value
--------------------------------------------------------------------------------
Taiwan - 1.0%
Hon Hai Precision Industry Co., Ltd. (GDR) (b)           56,060    $    426,056
Taiwan Semiconductor
   Warrants, expiring 11/21/05 (a)                      275,000         419,925
                                                                   ------------

                                                                        845,981
                                                                   ------------
United Kingdom - 28.2%
BHP Billiton Plc                                         52,539         534,661
Capita Group Plc                                        143,878         929,600
Carnival Plc                                             48,394       2,563,759
Enterprise Inns Plc                                      44,187         502,664
Hilton Group Plc                                        228,500       1,081,985
HSBC Holdings Plc                                       191,394       3,092,260
Man E D & F Group Plc                                    27,269         654,758
Reckitt Benckiser Plc                                   100,020       2,743,875
Royal Bank of Scotland Group Plc                         97,969       2,888,134
Smith & Nephew Plc                                      102,241         871,089
Standard Chartered Plc                                  106,780       1,908,971
Tesco Plc                                               663,630       3,497,505
Vodafone Group Plc                                      682,584       1,754,483
WPP Group Plc                                           115,094       1,156,338
                                                                   ------------
                                                                     24,180,082
                                                                   ------------
Total Investments - 100.2%
   (cost $67,706,888)                                                85,903,735
Other assets less liabilities - (0.2%)                                (149,483)
                                                                   ------------

NET ASSETS - 100%                                                  $ 85,754,252
                                                                   ============

(a)   Non-income producing security.
(b) Security is exempt from Registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate market value of this security amounted to $426,056 or 0.5% of Net Assets.

      Glossary of terms:
      ADR  - American Depositary Receipt
      GDR  - Global Depositary Receipt
      Pfd. - Preferred Stock

ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND
SECTOR BREAKDOWN
October 31, 2004 (unaudited)

Finance                                                     22.0%
Consumer Services                                           19.8%
Technology                                                  18.0%
Healthcare                                                  15.6%
Consumer Manufacturing                                       8.8%
Energy                                                       5.5%
Consumer Staples                                             4.3%
Capital Goods                                                2.8%
Multi-Industry Companies                                     2.1%
Basic Industry                                               1.1%
                                                           -------
Total Investments                                          100.0%
                                                           =======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        EXHIBIT NO.        DESCRIPTION OF EXHIBIT

        11 (a) (1)         Certification of Principal Executive Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (a) (2)         Certification of Principal Financial Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Premier Growth Fund, Inc.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   December 28, 2004

By:     /s/ Mark D. Gersten
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   December 28, 2004